Corporate Income Taxes - Components of Income Tax Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Current income taxes:
Current tax expense income and adjustments for current tax of prior periods	$ 3,529	$ 2,604
Deferred income taxes:
Deferred tax expense income	(771)	267
Total income taxes and effective tax rate	2,758	2,871
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	(2,651)	435
Deferred income taxes	945	(100)
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(1,706)	335
Total provision for income taxes	1,052	3,206
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	(771)	269
Deferred tax expense (benefit) of tax rate changes		(2)
Deferred tax expense income recognised in profit or loss	(771)	267
Retained earnings [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(35)	(6)
Recognized in other comprehensive income [Member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(1,671)	341
Canada [member]
Current income taxes:
Federal	1,779	1,105
Provincial	1,190	824
Adjustments related to prior periods	(251)	(27)
Deferred income taxes:
Federal	(543)	32
Provincial	(341)	8
International [member]
Current income taxes:
Foreign	897	726
Adjustments related to prior periods	(86)	(24)
Deferred income taxes:
Foreign	$ 113	$ 227